STOCK BASED COMPENSATION	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK BASED COMPENSATION
STOCK BASED COMPENSATION

For the three and nine months ended September 30, 2016 and 2015, the Company recognized stock-based compensation expense as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
(Amounts in 000’s)	2016	2015	2016	2015
Employee compensation:
Restricted stock	$—	$110	$112	$301
Stock options	62	11	213	56
Warrants	118	54	494	139
Total employee stock-based compensation expense	$180	$175	$819	$496
Non-employee compensation:
Board restricted stock	(23)	57	$34	$144
Board stock options	13	13	37	37
Total non-employee stock-based compensation expense	$(10)	$70	$71	$181
Total stock-based compensation expense	$170	$245	$890	$677

Stock Incentive Plan
The 2011 Stock Incentive Plan, which expires March 28, 2021, provides for a maximum of 2,152,500 shares of common stock to be issued. The 2011 Stock Incentive Plan permits the granting of incentive or nonqualified stock options and the granting of restricted stock. The plan is administered by the Compensation Committee of the Board (the “Compensation Committee), pursuant to authority delegated to it by the Board. The Compensation Committee is responsible for determining the employees to whom awards will be made, the amounts of the awards, and the other terms and conditions of the awards. The number of securities remaining available for future issuance is 671,469, which includes 45,075 of pending forfeitures and excludes 59,258 pending issuances from a warrant exercise.
In addition to the Company’s stock option plan, the Company grants stock warrants to officers, directors, employees and certain consultants to the Company from time to time as determined by the Board and, when appropriate, the Compensation Committee.
The assumptions used in calculating the fair value of employee common stock options and warrants granted during the nine months ended September 30, 2016 and September 30, 2015, using the Black-Scholes-Merton option-pricing model, are set forth in the following table:

	Nine Months Ended September 30,
	2016	*	2015
Dividend yield	—%		4.76%
Expected volatility	41%		39%
Risk-free interest rate	1.43%		1.09%
Expected term in years	5.0 years		3.9 years
* No outstanding issuances during the current period.

Common Stock Options
The following table summarizes the Company’s common stock option activity for the nine months ended September 30, 2016:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in 000's)
Outstanding, December 31, 2015	266,514	$3.96
Granted	141,507	$2.07
Forfeited	(8,334)	$4.06
Expired	(44,905)	$3.86
Outstanding, September 30, 2016	354,782	$3.21	5.8	$—
Vested at September 30, 2016	285,628	$3.05	5.2	$—

On January 27, 2016, the Board granted 77,186 and 64,321 common stock options to its Chief Executive Officer and Chief Financial Officer, respectively, as part of their 2015 performance bonuses. The options vested immediately upon grant and are exercisable at $2.07 per share. The weighted-average grant date fair value for the options granted was approximately $0.78 per option.
The following table summarizes the common stock options outstanding and exercisable as of September 30, 2016:

	Stock Options Outstanding			Options Exercisable
Exercise Price	Number of Shares	Weighted Average Remaining Contractual Term (in years)	Weighted Average Exercise Price	Vested at September 30, 2016	Weighted Average Exercise Price
$1.31 - $3.99	289,337	5.5	$3.01	220,183	$2.73
$4.00 - $4.30	65,445	7.0	$4.12	65,445	$4.12
Total	354,782	5.8	$3.21	285,628	$3.05

For options unvested at September 30, 2016, $0.1 million in compensation expense will be recognized over the next 1.2 years.
Common Stock Warrants
The following table summarizes the Company’s common stock warrant activity for the nine months ended September 30, 2016:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in 000's)
Outstanding, December 31, 2015	2,051,475	$3.46
Expired	(55,125)	$4.08
Outstanding, September 30, 2016	1,996,350	$3.44	4.1	$170
Vested at September 30, 2016	1,613,017	$3.22	3.2	$170

The following table summarizes the common stock warrants outstanding and exercisable as of September 30, 2016:

	Warrants Outstanding			Warrants Exercisable
Exercise Price	Number of Shares	Weighted Average Remaining Contractual Term (in years)	Weighted Average Exercise Price	Vested at September 30, 2016	Weighted Average Exercise Price
$0 - $1.99	327,664	1.1	$1.56	327,664	$1.56
$2.00 - $2.99	335,354	1.8	$2.58	335,354	$2.58
$3.00 - $3.99	500,355	3.1	$3.59	500,355	$3.59
$4.00 - $4.99	809,644	6.9	$4.39	426,311	$4.41
$5.00 - $5.90	23,333	6.6	$5.90	23,333	$5.90
Total	1,996,350	4.1	$3.44	1,613,017	$3.22

For warrants unvested at September 30, 2016, $0.3 million in compensation expense will be recognized over the next 1.2 years.
Restricted Stock
The following table summarizes the Company’s restricted stock activity for the nine months ended September 30, 2016:

	Number of Shares	Weighted Avg. Grant Date Fair Value
Unvested at December 31, 2015	294,021	$4.19
Granted	196,251	$2.14
Vested	(94,808)	$3.01
Forfeited	(11,688)	$2.49
Unvested at September 30, 2016	383,776	$3.49

On January 1, 2016, the Company granted to its Chief Accounting Officer and certain employees 7,792 and 26,622 shares of restricted stock, respectively, with a weighted average grant-date fair value of $2.49 per share, as part of their 2015 performance bonuses. The restricted shares vest as to one-third of the total shares granted on December 31, 2016, December 31, 2017 and December 31, 2018.
On January 27, 2016, the Board granted to the Company’s Chief Executive Officer and Chief Financial Officer 28,986 and 24,155 shares of restricted stock, respectively, with a weighted average grant-date fair value of $2.07 per share, as part of their 2015 performance bonuses. The restricted shares vested immediately upon grant.
On January 27, 2016, three non-management members of the Board were each granted 36,232 shares of restricted stock with a weighted average grant-date fair value of $2.07 per share, as compensation for their services as Directors. The restricted shares vest on the following schedule: (i) 12,077 shares on January 27, 2017; (ii) 12,077 shares of January 27, 2018; and (iii) 12,078 shares on January 27, 2019.
For restricted stock unvested at September 30, 2016, $0.8 million in compensation expense will be recognized over the next 2.2 years.

STOCK BASED COMPENSATION
The following table summarizes employee and nonemployee stock based compensation for the years ended December 31, 2015 and 2014:

	Year Ending December 31,
Amounts in (000's)	2015	2014
Employee compensation:
Stock options	$42	$305
Warrants	196	149
Restricted stock	431	139
Total employee stock-based compensation expense	$669	$593
Non-employee compensation:
Stock options	$49	$236
Warrants	—	11
Restricted stock	224	315
Total non-employee stock-based compensation expense	$273	$562
Total stock-based compensation expense	$942	$1,155

The assumptions used in calculating the fair value of employee stock options and warrants granted for the years ended December 31, 2015 and 2014, using the Black-Scholes-Merton option-pricing model, are set forth in the following table:

	Year Ending December 31,
	2015	2014
Dividend Yield	4.8%	—%
Expected Volatility	38.6%	40.9% - 51.0%
Risk-Free Interest Rate	1.1%	0.9% - 1.7%
Expected Term (in years)	3.9	5.2 years

No stock-based compensation awards were granted to non-employees for the year ended December 31, 2015. The assumptions used in calculating the fair value of non-employee stock options and warrants granted for the year ended December 31, 2014, using the Black-Scholes-Merton option-pricing model, are set forth in the following table:

2014
Dividend Yield	—%
Expected Volatility	38.9% - 39.7%
Risk-Free Interest Rate	0.7% - 1.1%
Expected Term (in years)	2 - 10

Common Stock Options
The Company has three stock option plans:

•	The 2004 Stock Incentive Plan, which expired March 31, 2014.

•	The 2005 Stock Incentive Plan, which expired September 30, 2015.

•	The 2011 Stock Incentive Plan, which expires March 28, 2021 and provides for a maximum of 2,152,500 shares of common stock to be issued.
All three plans permit the granting of incentive or nonqualified stock options. The 2011 Stock Incentive Plan also permits the granting of restricted stock. The plans are administered by the Board which has the authority to determine to whom awards will be made, the amounts of the awards, and the other terms and conditions of the awards. The number of securities remaining available for future issuance under the 2011 Stock Incentive Plan as of December 31, 2015 is 937,558.
The following summarizes the Company's employee and non-employee stock option activity for the years ended December 31, 2015 and 2014:

	Number of Options (000's)	Weighted Average Exercise Price	Weighted Average Remaining Contract Life (in years)	Aggregate Intrinsic Value (000's) (a)
Outstanding at December 31, 2013	1,804	$4.54
Granted	159	$4.01
Exercised	(251)	$3.83
Forfeited	(581)	$4.17
Expired	(196)	$4.35
Outstanding at December 31, 2014	935	$4.91	7.3	$61
Vested at December 31, 2014	647	$5.28	6.7	$48
Vested or Expected to Vest at December 31, 2014 (b)	893	$4.94	7.3	$61

Outstanding at December 31, 2014	935	$4.91
Granted	—	$—
Exercised	(13)	$2.35
Forfeited	(535)	$5.63
Expired	(120)	$4.10
Outstanding at December 31, 2015	267	$3.96	6.9	$2
Vested at December 31, 2015	184	$3.96	6.1	$2
Vested or Expected to Vest at December 31, 2015 (b)	264	$3.96	6.9	$2

(a) Represents the aggregate gain on exercise for vested in-the-money options as of December 31, 2015.
(b) Includes forfeiture adjusted unvested shares.
The weighted average grant date fair value of options granted during the year ended December 31, 2014 was $1.61 per option; no options were granted during the year ended December 31, 2015. At December 31, 2015, the Company has approximately $0.1 million of unrecognized compensation expense related to unvested options. Assuming no pre-vesting forfeitures, this expense will be recognized as a charge to earnings over a weighted-average remaining service period of 1.1 years. The total intrinsic value of options exercised during the years ended December 31, 2015 and 2014, was $0.02 million and $0.1 million, respectively.
The following summary information reflects stock options outstanding, vested and related details as of December 31, 2015:

	Stock Options Outstanding			Stock Options Exercisable
Exercise Price	Number Outstanding (000's)	Weighted Average Remaining Contractual Term (in years)	Weighted Average Exercise Price	Vested and Exercisable (000's)	Weighted Average Exercise Price
$1.30	2	0.4	$1.30	2	$1.30
$1.31 - $3.99	174	6.5	$3.91	105	$3.92
$4.00 - $4.30	91	7.8	$4.10	77	$4.09
Total	267	6.9	$3.96	184	$3.96

Common Stock Warrants
The Company grants stock warrants to officers, directors, employees and certain consultants to the Company from time to time as determined by the Board and, when appropriate, the Compensation Committee of the Board. The Board administers the granting of warrants, determines the persons to whom awards will be made, the amount of the awards, and the other terms and conditions of the awards.
The following summarizes the Company's employee and non-employee common stock warrant activity for the years ended December 31, 2015 and 2014:

	Number of Warrants (000's)	Weighted Average Exercise Price	Weighted Average Remaining Contract Life (in years)	Aggregate Intrinsic Value (000's) (a)
Outstanding at December 31, 2013	3,865	$3.48
Granted	573	$4.31
Exercised	(1,275)	$3.55
Forfeited	(82)	$5.33
Expired	(365)	$4.29
Outstanding at December 31, 2014	2,716	$3.45	3.9	$1,820
Vested at December 31, 2014	2,192	$3.25	3.0	$1,820
Vested or Expected to Vest at December 31, 2014 (b)	2,670	$3.25	3.8	$1,820

Outstanding at December 31, 2014	2,716	$3.45
Granted	275	$4.25
Exercised	(519)	$3.43
Forfeited	(225)	$4.04
Expired	(196)	$3.91
Outstanding at December 31, 2015	2,051	$3.46	4.7	$305
Vested at December 31, 2015	1,576	$3.19	3.5	$305
Vested or Expected to Vest at December 31, 2015 (b)	1,998	$3.43	4.7	$305
(a) Represents the aggregate gain on exercise for vested in-the-money warrants as of December 31, 2015.
(b) Includes forfeiture adjusted unvested shares.
The weighted average grant date fair value of common stock warrants granted during the year ended December 31, 2015 and 2014, was $0.85 and $1.58, respectively. The Company has approximately $0.8 million of unrecognized compensation expense related to unvested common stock warrants as of December 31, 2015. Assuming no pre-vesting forfeitures, this expense will be recognized as a charge to earnings over a weighted-average remaining service period of 2.5 years. The total intrinsic value of common stock warrants exercised during the years ended December 31, 2015 and 2014 was $0.4 million and $1.3 million, respectively.
The following summary information reflects warrants outstanding, vested and related details as of December 31, 2015:

	Warrants Outstanding			Warrants Exercisable
Exercise Price	Number Outstanding (000's)	Weighted Average Remaining Contractual Term (in years)	Weighted Average Exercise Price	Vested and Exercisable (000's)	Weighted Average Exercise Price
$1.04 - $1.99	328	1.9	$1.56	328	$1.56
$2.00 - $2.99	335	2.5	$2.58	335	$2.58
$3.00 - $3.99	500	3.8	$3.59	500	$3.59
$4.00 - $4.99	865	7.2	$4.37	390	$4.40
$5.00 - $5.90	23	7.4	$5.90	23	$5.90
Total	2,051	4.8	$3.46	1,576	$3.19

Restricted Stock
The following summarizes the Company's restricted stock activity for the year ended December 31, 2015 and 2014:

	Number of Shares (000's)	Weighted Average Grant Date Fair Value
Unvested at December 31, 2013	314	$3.31
Granted	221	$4.30
Vested	(11)	$4.34
Forfeited	(20)	$4.34
Unvested at December 31, 2014	504	$3.68
Granted	204	$4.05
Vested	(393)	$3.51
Forfeited	(21)	$3.20
Unvested at December 31, 2015	294	$4.19

The weighted average grant date fair value of restricted stock awards granted during the years ended December 31, 2015 and 2014 was $4.05 and $4.30, respectively. The Company has approximately $1.0 million of unrecognized compensation expense related to unvested restricted stock awards as of December 31, 2015. Assuming no pre-vesting forfeitures, this expense will be recognized as a charge to earnings over a weighted-average remaining service period of 2.06 years.